Loss Before Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Before Tax [Abstract]
Impairment losses of goodwill			$ 4,382,926
Impairment losses of intangible assets	$ 4,541,074	$ 3,105,507	$ 1,450,781